Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and Limited Recourse Capital Notes (LRCNs) [member]	Common shares [member]	Additional paid-in capital [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and Limited Recourse Capital Notes (LRCNs) [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of year at Oct. 31, 2024		$ 4,946	$ 17,011	$ 159		$ 33,471				$ 2,176	$ 509	$ 842	$ (88)	$ 16	$ (307)	$ 272
Net income attributable to equity shareholders	$ 6,255					6,255
Net income attributable to non-controlling interests	19															19
Net gains (losses) on equity securities designated at FVOCI														19
Net change in debt securities measured at FVOCI															233
Net change in foreign currency translation adjustments										(202)
Net change in cash flow hedges	24										24
Net change in post-employment defined benefit plans	25											25
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk	(12)												(12)
Dividends and distributions							$ (248)	$ (2,728)								(7)
Premium on purchase of common shares for cancellation						(1,066)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings						2								(2)
Issue of equity		2,320	132
Compensation expense arising from equity-settled share-based awards				11
Purchase of common shares for cancellation			(272)
Exercise of stock options and settlement of other equity-settled share-based awards				(9)
Treasury shares		3	(4)
Redemption of preferred shares and LRCNs		(600)
Other				14	[1]	(31)										(7)
Balance at end of year at Jul. 31, 2025	62,876	6,669	16,867	175		35,655			$ 3,233	1,974	533	867	(100)	33	(74)	277
Balance at beginning of year at Apr. 30, 2025		5,942	16,929	156		34,984				1,894	1,078	814	67	31	(229)	280
Net income attributable to equity shareholders	2,094					2,094
Net income attributable to non-controlling interests	2															2
Net gains (losses) on equity securities designated at FVOCI														4
Net change in debt securities measured at FVOCI															155
Net change in foreign currency translation adjustments										80
Net change in cash flow hedges	(545)										(545)
Net change in post-employment defined benefit plans	53											53
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk	(167)												(167)
Dividends and distributions							(82)	(904)								(3)
Premium on purchase of common shares for cancellation						(428)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings						2								(2)
Issue of equity		1,027	46
Compensation expense arising from equity-settled share-based awards				3
Purchase of common shares for cancellation			(100)
Exercise of stock options and settlement of other equity-settled share-based awards				(3)
Treasury shares			(8)
Redemption of preferred shares and LRCNs		(300)
Other				19	[1]	(11)										(2)
Balance at end of year at Jul. 31, 2025	62,876	6,669	16,867	175		35,655			3,233	1,974	533	867	(100)	33	(74)	277
Balance at beginning of year at Oct. 31, 2025	64,413	6,369	16,845	226		36,471				2,211	1,000	1,050	(122)	32	47	284
Net income attributable to equity shareholders	7,949					7,949
Net income attributable to non-controlling interests	25															25
Net gains (losses) on equity securities designated at FVOCI														15
Net change in debt securities measured at FVOCI															72
Net change in foreign currency translation adjustments										(47)
Net change in cash flow hedges	(853)										(853)
Net change in post-employment defined benefit plans	307											307
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk	40												40
Dividends and distributions							(348)	(2,945)								(9)
Premium on purchase of common shares for cancellation						(2,690)
Issue of equity		1,678	216
Compensation expense arising from equity-settled share-based awards				30
Purchase of common shares for cancellation			(402)
Exercise of stock options and settlement of other equity-settled share-based awards				(14)
Treasury shares		1	(4)
Other				121	[1]	(61)										(5)
Balance at end of year at Jul. 31, 2026	67,489	8,048	16,655	363		38,376			3,752	2,164	147	1,357	(82)	47	119	295
Balance at beginning of year at Apr. 30, 2026		7,341	16,750	311		38,165				1,467	402	1,214	(106)	41	91	291
Net income attributable to equity shareholders	2,399					2,399
Net income attributable to non-controlling interests	10															10
Net gains (losses) on equity securities designated at FVOCI														7
Net change in debt securities measured at FVOCI															28
Net change in foreign currency translation adjustments										697
Net change in cash flow hedges	(255)										(255)
Net change in post-employment defined benefit plans	143											143
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk	24												24
Dividends and distributions							$ (128)	$ (974)								(4)
Premium on purchase of common shares for cancellation						(1,062)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings						1								(1)
Issue of equity		707	43
Compensation expense arising from equity-settled share-based awards				11
Purchase of common shares for cancellation			(137)
Exercise of stock options and settlement of other equity-settled share-based awards				(2)
Treasury shares			(1)
Other				43	[1]	(25)										(2)
Balance at end of year at Jul. 31, 2026	$ 67,489	$ 8,048	$ 16,655	$ 363		$ 38,376			$ 3,752	$ 2,164	$ 147	$ 1,357	$ (82)	$ 47	$ 119	$ 295

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.